Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Diluted weighted average shares outstanding	96,835.154	63,992.300
Diluted net (loss) income per share (in Dollars per share)	$ (1,076.28)	$ (539.42)
Net loss diluted	(104,221,432)	(34,518,601)
Class A Common Stock | Kludein I Acquisition Corp.
Diluted weighted average shares outstanding	13,930,350	16,776,099
Diluted net (loss) income per share (in Dollars per share)	$ 0.28	$ (0.02)
Class B Common Stock | Kludein I Acquisition Corp.
Diluted weighted average shares outstanding	4,312,500	4,297,047
Diluted net (loss) income per share (in Dollars per share)	$ 0.28	$ (0.02)